Revenue from Contracts with Customers	3 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue from Contracts with Customers

14. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended December 31,
(In thousands of Euros)	2023	2022
B2B	140,410	117,794
DTC	160,655	129,435
Other	1,859	1,261
Total revenue	302,924	248,490

Our B2B and DTC channels generate revenue across each of our reportable segments, with B2B revenue being more prominent in each segment. In our Americas and Europe reportable segments, the distribution between B2B and DTC revenue approximates the distribution for the consolidated group. In our APMA reportable segment, the proportion of B2B revenue is greater than the distribution for the consolidated group.